S000028702 [Member] Investment Objectives and Goals - Variable Portfolio - Moderate Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary of Variable Portfolio-Moderate Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Variable Portfolio-Moderate Portfolio (Moderate Portfolio or the Fund) seeks to provide a high level of total return that is consistent with a moderate level of risk.